Laudus Trust
Schwab Select Large Cap Growth Fund

Portfolio Holdings as of June 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.6% OF NET ASSETS

Automobiles & Components 3.4%
Ferrari NV	8,069	3,959,781
Tesla, Inc. *	223,087	70,865,816
		74,825,597

Capital Goods 3.9%
3M Co.	87,907	13,382,962
Acuity, Inc.	26,485	7,901,535
Advanced Drainage Systems, Inc.	45,395	5,214,070
Deere & Co.	6,857	3,486,716
Donaldson Co., Inc.	44,625	3,094,744
Eaton Corp. PLC	8,004	2,857,348
Howmet Aerospace, Inc.	35,908	6,683,556
Johnson Controls International PLC	41,222	4,353,868
Nordson Corp.	11,926	2,556,576
Quanta Services, Inc.	11,892	4,496,127
RTX Corp.	23,809	3,476,590
Trane Technologies PLC	10,209	4,465,519
TransDigm Group, Inc.	5,315	8,082,201
Vertiv Holdings Co., Class A	54,215	6,961,748
Westinghouse Air Brake Technologies Corp.	34,505	7,223,622
WW Grainger, Inc.	3,084	3,208,100
		87,445,282

Commercial & Professional Services 0.3%
Cintas Corp.	16,212	3,613,168
Copart, Inc. *	80,372	3,943,854
		7,557,022

Consumer Discretionary Distribution & Retail 7.8%
Alibaba Group Holding Ltd., ADR	62,454	7,082,908
Amazon.com, Inc. *	665,098	145,915,850
AutoZone, Inc. *	977	3,626,849
Carvana Co. *	10,819	3,645,570
MercadoLibre, Inc. *	5,018	13,115,196
		173,386,373

Consumer Durables & Apparel 0.5%
DR Horton, Inc.	32,718	4,218,005
Lululemon Athletica, Inc. *	32,113	7,629,406
		11,847,411

Consumer Services 3.7%
Booking Holdings, Inc.	3,396	19,660,259
Chipotle Mexican Grill, Inc. *	474,108	26,621,164
DoorDash, Inc., Class A *	59,943	14,776,549
McDonald's Corp.	24,551	7,173,066
Starbucks Corp.	16,253	1,489,262
Wingstop, Inc.	39,020	13,139,595
		82,859,895

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	31,153	30,839,601
Walmart, Inc.	169,300	16,554,154
		47,393,755

Energy 0.6%
Cheniere Energy, Inc.	11,344	2,762,491
EOG Resources, Inc.	68,385	8,179,530
Schlumberger NV	75,491	2,551,596
		13,493,617

Financial Services 7.8%
Berkshire Hathaway, Inc., Class B *	12,536	6,089,613
Blackstone, Inc.	22,700	3,395,466
Goldman Sachs Group, Inc.	16,200	11,465,550
Interactive Brokers Group, Inc., Class A	189,464	10,498,200
Intercontinental Exchange, Inc.	13,956	2,560,507
KKR & Co., Inc.	18,265	2,429,793
Mastercard, Inc., Class A	144,141	80,998,594
MSCI, Inc.	22,261	12,838,809
Robinhood Markets, Inc., Class A *	64,852	6,072,093
Tradeweb Markets, Inc., Class A	62,739	9,184,990
Visa, Inc., Class A	77,090	27,370,804
		172,904,419

Food, Beverage & Tobacco 1.3%
Coca-Cola Co.	151,854	10,743,671
Monster Beverage Corp. *	18,341	1,148,880
Philip Morris International, Inc.	94,101	17,138,615
		29,031,166

Health Care Equipment & Services 3.8%
Abbott Laboratories	82,706	11,248,843
Dexcom, Inc. *	39,425	3,441,408
Edwards Lifesciences Corp. *	31,826	2,489,112
IDEXX Laboratories, Inc. *	14,026	7,522,705
Insulet Corp. *	31,558	9,914,893
Intuitive Surgical, Inc. *	62,557	33,994,099
McKesson Corp.	12,503	9,161,948
UnitedHealth Group, Inc.	19,341	6,033,812
		83,806,820

Insurance 0.2%
Arthur J Gallagher & Co.	11,843	3,791,181

Materials 0.5%
Ecolab, Inc.	42,669	11,496,735

Media & Entertainment 15.4%
Alphabet, Inc., Class A	670,280	118,123,445
Meta Platforms, Inc., Class A	171,933	126,902,028
Netflix, Inc. *	62,829	84,136,199

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sea Ltd., ADR *	24,544	3,925,567
Spotify Technology SA *	13,001	9,976,187
		343,063,426

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
AbbVie, Inc.	34,910	6,479,994
Alnylam Pharmaceuticals, Inc. *	37,473	12,219,571
Eli Lilly & Co.	34,431	26,839,998
Gilead Sciences, Inc.	51,989	5,764,020
Insmed, Inc. *	43,419	4,369,688
Johnson & Johnson	29,595	4,520,636
Natera, Inc. *	31,431	5,309,953
Regeneron Pharmaceuticals, Inc.	14,757	7,747,425
Waters Corp. *	7,761	2,708,900
		75,960,185

Semiconductors & Semiconductor Equipment 17.2%
Analog Devices, Inc.	63,445	15,101,179
Applied Materials, Inc.	124,746	22,837,250
ASML Holding NV	16,503	13,224,464
ASML Holding NV, Registry Shares	612	490,451
Broadcom, Inc.	221,284	60,996,935
Lam Research Corp.	29,136	2,836,098
NVIDIA Corp.	1,655,944	261,622,592
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,669	5,360,792
		382,469,761

Software & Services 17.6%
AppLovin Corp., Class A *	8,407	2,943,123
Cloudflare, Inc., Class A *	68,331	13,381,260
Crowdstrike Holdings, Inc., Class A *	9,852	5,017,722
Datadog, Inc., Class A *	80,050	10,753,116
Docusign, Inc. *	141,073	10,988,176
Dynatrace, Inc. *	200,329	11,060,164
Fair Isaac Corp. *	13,200	24,129,072
Gartner, Inc. *	11,653	4,710,376
HubSpot, Inc. *	6,398	3,561,319
International Business Machines Corp.	69,502	20,487,800
Intuit, Inc.	10,910	8,593,043
Microsoft Corp.	329,674	163,983,144
Okta, Inc. *	72,048	7,202,639
Oracle Corp.	46,172	10,094,584
Palantir Technologies, Inc., Class A *	17,892	2,439,037
Palo Alto Networks, Inc. *	23,465	4,801,878
Salesforce, Inc.	65,622	17,894,463
ServiceNow, Inc. *	12,825	13,185,126
Shopify, Inc., Class A *	62,058	7,158,390
Snowflake, Inc., Class A *	15,524	3,473,805
Synopsys, Inc. *	28,023	14,366,832
SECURITY	NUMBER OF SHARES	VALUE ($)
Twilio, Inc., Class A *	25,517	3,173,294
Workday, Inc., Class A *	33,486	8,036,640
Zscaler, Inc. *	69,731	21,891,350
		393,326,353

Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	50,078	4,945,202
Apple, Inc.	664,209	136,275,761
Arista Networks, Inc. *	35,446	3,626,480
Keyence Corp.	13,750	5,497,635
		150,345,078

Transportation 0.4%
Uber Technologies, Inc. *	90,174	8,413,234
Total Common Stocks (Cost $1,044,975,692)		2,153,417,310

INVESTMENT COMPANIES 2.0% OF NET ASSETS

Equity Funds 2.0%
Invesco QQQ Trust	78,564	43,339,045
Total Investment Companies (Cost $40,214,920)		43,339,045

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	36,096,429	36,096,429
Total Short-Term Investments (Cost $36,096,429)		36,096,429
Total Investments in Securities (Cost $1,121,287,041)		2,232,852,784

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 09/19/25	38	17,398,870	777,676

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED DEPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
09/26/25	Morgan Stanley & Co.	USD	1,854,733	JPY	270,366,250	(40,872)

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

JPY —	Japanese Yen
USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,620,602,471	$—	$—	$1,620,602,471
Semiconductors & Semiconductor Equipment	369,245,297	13,224,464	—	382,469,761
Technology Hardware & Equipment	144,847,443	5,497,635	—	150,345,078
Investment Companies[1]	43,339,045	—	—	43,339,045
Short-Term Investments[1]	36,096,429	—	—	36,096,429
Futures Contracts[2]	777,676	—	—	777,676
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(40,872)	—	(40,872)
Total	$2,214,908,361	$18,681,227	$—	$2,233,589,588

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662JUN25